Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Loss)
Rent expenses incurred to related party	$ 869	$ 847	$ 823
Research and development expenses, government research grants	0	0	125
Interest and financing expenses, subsidies	81	65	1,458
Interest and financing expenses incurred to related party	221	237	231
Tax effect of other comprehensive income (loss)	$ 0	$ 0	$ 0